Share-based payment reserve - Sasol 2016 Long-term Incentive plan (Details)	12 Months Ended
	Jun. 30, 2022 ZAR (R) item R / shares shares	Jun. 30, 2021 ZAR (R) item shares	Jun. 30, 2020 shares
Share-based payment transaction
Number of shares authorised | shares	1,314,407,571	1,314,407,571	1,314,407,571
Sasol 2016 Long-term Incentive plan
Share-based payment transaction
Number of share options at the beginning of the year | item	13,472,670	10,908,312
Number of share options, LTIs granted | item	3,822,529	5,957,275
Number of share options, LTIs exercised | item	(1,488,900)	(1,940,848)
Number of share options, Effect of CPTs and LTIs forfeited | item	(1,544,102)	(1,452,069)
Number of share options at the end of the year | item	14,262,197	13,472,670
Weighted average fair value at the beginning of the year	R 256.68	R 345.74
Weighted average fair value of LTIs granted	246.26	146.58
Weighted average fair value of LTIs exercised	461.96	352.18
Weighted average fair value of Effect of CPTs and LTIs forfeited	351.79	345.14
Weighted average fair value at the end of the year	R 222.16	256.68
Remaining contractual vesting period of options outstanding	1 year 4 months 24 days
Exercise price of outstanding share options | R / shares	R 0
Average weighted market price of LTIs vested (after conversion to equity-settled)	R 230.48	R 134.25
Average fair value of options granted
Expected volatility	78.67%	98.34%
Expected dividend yield	2.90%	3.49%
Expected forfeiture rate	5.00%	5.00%
Expected vesting percentage	97.27%	97.42%
Sasol 2016 Long-term Incentive plan | Maximum
Share-based payment transaction
Number of shares authorised | shares	32,500,000
Percentage of share capital authorised to be issued under scheme	5.00%
Group management
Share-based payment transaction
Percentage of stock vesting period	50.00%
Group management | Minimum
Share-based payment transaction
Vesting period	3 years	3 years
Group management | Maximum
Share-based payment transaction
Vesting period	5 years	5 years
GEC
Share-based payment transaction
Vesting period	5 years
All other participants
Share-based payment transaction
Vesting period	3 years	3 years
Rand | Sasol 2016 Long-term Incentive plan | Minimum
Average fair value of options granted
Risk-free interest rate	4.96%	3.99%
Rand | Sasol 2016 Long-term Incentive plan | Maximum
Average fair value of options granted
Risk-free interest rate	7.28%	5.90%
US Dollar | Sasol 2016 Long-term Incentive plan | Minimum
Average fair value of options granted
Risk-free interest rate	0.32%	0.17%
US Dollar | Sasol 2016 Long-term Incentive plan | Maximum
Average fair value of options granted
Risk-free interest rate	1.45%	0.28%